CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

We consent to the use in this Registration Statement of WhiteHorse Finance, Inc. on Pre-effective Amendment No. 1 to Form N-2 of our report dated March 4, 2013 on the consolidated financial statements of WhiteHorse Finance, Inc. and to the reference to us under the heading “Independent Registered Public Accounting Firm” in the prospectus.

/s/ Crowe Horwath LLP

Crowe Horwath LLP

New York, New York

May 20, 2013